UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

      /s/ Ann C. Burnham                Lincoln, MA             January 15, 2013
      ------------------                -----------             ----------------
          [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           76
                                         -----------

Form 13F Information Table Value Total:  $   269,464
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
ALTRIA GROUP INC COM                     COM      02209S103       1,879      59,757 SH       Sole                             59,757
APPLE INC COM                            COM      037833100         440         826 SH       Sole                                826
AT&T INC COM                             COM      00206R102       4,323     128,247 SH       Sole                            128,247
BANK OF AMERICA CORPORATION CO           COM      060505104       1,484     127,829 SH       Sole                            127,829
BERKSHIRE HATHAWAY INC DEL CL            COM      084670108       4,692          35 SH       Sole                                 35
BERKSHIRE HATHAWAY INC DEL CL            COM      084670702         291       3,248 SH       Sole                              3,248
BLACKROCK ENH CAP & INC FD INC           COM      09256A109         321      25,836 SH       Sole                             25,836
BRISTOL MYERS SQUIBB CO COM              COM      110122108       1,645      50,489 SH       Sole                             50,489
CARMAX INC COM                           COM      143130102       1,636      43,577 SH       Sole                             43,577
CISCO SYS INC COM                        COM      17275R102       2,421     123,188 SH       Sole                            123,188
COHEN & STEERS CLOSED END OPPO           COM      19248P106         581      46,780 SH       Sole                             46,780
DUKE ENERGY CORP NEW COM NEW             COM      26441C204       1,240      19,434 SH       Sole                             19,434
EMAGIN CORP COM NEW                      COM      29076N206          36      10,000 SH       Sole                             10,000
EMMIS COMMUNICATIONS CORP CL A           COM      291525103          66      33,333 SH       Sole                             33,333
EXXON MOBIL CORP COM                     COM      30231G102         312       3,608 SH       Sole                              3,608
FACEBOOK INC CL A                        COM      30303M102         805      30,250 SH       Sole                             30,250
FIDELITY NATIONAL FINANCIAL IN           COM      31620R105         607      25,779 SH       Sole                             25,779
GENERAL ELECTRIC CO COM                  COM      369604103       5,872     279,734 SH       Sole                            279,734
GOLDMAN SACHS GROUP INC COM              COM      38141G104         656       5,140 SH       Sole                              5,140
GOOGLE INC CL A                          COM      38259P508         671         949 SH       Sole                                949
INTEL CORP COM                           COM      458140100         548      26,552 SH       Sole                             26,552
INTERNATIONAL BUSINESS MACHS C           COM      459200101         235       1,226 SH       Sole                              1,226
ISHARES TR S&P 100 IDX FD                COM      464287101         498       7,700 SH       Sole                              7,700
LULULEMON ATHLETICA INC COM              COM      550021109       1,541      20,211 SH       Sole                             20,211
MICROSOFT CORP COM                       COM      594918104       1,665      62,351 SH       Sole                             62,351
PANERA BREAD CO CL A                     COM      69840W108         922       5,804 SH       Sole                              5,804
PATRIOT NATL BANCORP INC COM             COM      70336F104         471     376,850 SH       Sole                            376,850
PETSMART INC COM                         COM      716768106       1,448      21,188 SH       Sole                             21,188
PITNEY BOWES INC COM                     COM      724479100         444      41,700 SH       Sole                             41,700
REYNOLDS AMERICAN INC COM                COM      761713106       4,815     116,214 SH       Sole                            116,214
STAPLES INC COM                          COM      855030102       1,140     100,000 SH       Sole                            100,000
THERMO FISHER SCIENTIFIC INC C           COM      883556102       1,130      17,722 SH       Sole                             17,722
THL CR INC COM                           COM      872438106         767      51,826 SH       Sole                             51,826
VERIZON COMMUNICATIONS INC COM           COM      92343V104       1,482      34,244 SH       Sole                             34,244
WHOLE FOODS MKT INC COM                  COM      966837106         454       4,984 SH       Sole                              4,984
WINDSTREAM CORP COM                      COM      97381W104         221      26,751 SH       Sole                             26,751
WMS INDS INC COM                         COM      929297109       1,120      63,980 SH       Sole                             63,980
ZIPCAR INC COM                           COM      98974X103         297      36,003 SH       Sole                             36,003
KINDER MORGAN INC DEL WT EXP 0           WT       49456B119       1,865     493,360 SH       Sole                            493,360
EATON VANCE TX MNG BY WRT OPP            FU       27828Y108       5,667     453,394 SH       Sole                            453,394
ISHARES TR DJ SEL DIV INX                FU       464287168      24,575     429,329 SH       Sole                            429,329
ISHARES TR RUSL 2000 VALU                FU       464287630         496       6,574 SH       Sole                              6,574
ISHARES TR RUSSELL 1000                  FU       464287622         462       5,837 SH       Sole                              5,837
ISHARES TR RUSSELL 2000                  FU       464287655       3,274      38,825 SH       Sole                             38,825
ISHARES TR RUSSELL 3000                  FU       464287689       5,678      67,054 SH       Sole                             67,054
JPMORGAN CHASE & CO ALERIAN ML           FU       46625H365         636      16,547 SH       Sole                             16,547
POWERSHARES QQQ TRUST UNIT SER           FU       73935A104       1,978      30,375 SH       Sole                             30,375
SPDR DOW JONES INDL AVRG ETF U           FU       78467X109         344       2,635 SH       Sole                              2,635
SPDR S&P 500 ETF TR TR UNIT              FU       78462F103      14,652     102,883 SH       Sole                            102,883
SPDR S&P MIDCAP 400 ETF TR UTS           FU       78467Y107       1,677       9,030 SH       Sole                              9,030
ASTRAZENECA PLC SPONSORED ADR            ADR      046353108       2,586      54,699 SH       Sole                             54,699
BRITISH AMERN TOB PLC SPONSORE           ADR      110448107       1,983      19,582 SH       Sole                             19,582
ISHARES INC MSCI BRIC INDX               ADR      464286657         519      12,700 SH       Sole                             12,700
QIHOO 360 TECHNOLOGY CO LTD AD           ADR      74734M109         661      22,259 SH       Sole                             22,259
VODAFONE GROUP PLC NEW SPONS A           ADR      92857W209       1,321      52,437 SH       Sole                             52,437
BLACKROCK INTL GRWTH & INC TR            FF       092524107         173      23,590 SH       Sole                             23,590
EATON VANCE TAX MNGD GBL DV EQ           FF       27829F108       1,289     146,338 SH       Sole                            146,338
EATON VANCE TXMGD GL BUYWR OPP           FF       27829C105       2,056     192,350 SH       Sole                            192,350
ISHARES TR DJ INTL SEL DIVD              FF       464288448       1,562      46,380 SH       Sole                             46,380
ISHARES TR FTSE CHINA25 IDX              FF       464287184         545      13,462 SH       Sole                             13,462
ISHARES TR MSCI ACJPN IDX                FF       464288182         350       5,781 SH       Sole                              5,781
ISHARES TR MSCI ACWI EX                  FF       464288240         407       9,715 SH       Sole                              9,715
ISHARES TR MSCI EAFE INDEX               FF       464287465       2,892      50,861 SH       Sole                             50,861
ISHARES TR MSCI EMERG MKT                FF       464287234       1,347      30,381 SH       Sole                             30,381
ISHARES TR MSCI SMALL CAP                FF       464288273         764      18,770 SH       Sole                             18,770
VANGUARD INTL EQUITY INDEX FD            FF       922042858      16,385     367,963 SH       Sole                            367,963
ISHARES TR DJ US REAL EST                FR       464287739       6,056      93,643 SH       Sole                             93,643
ISHARES TR MRTG PLS CAP IDX              FR       464288539         977      71,445 SH       Sole                             71,445
ALPINE GLOBAL PREMIER PPTYS FD           RE       02083A103         239      32,872 SH       Sole                             32,872
CBL & ASSOC PPTYS INC COM                RE       124830100       5,262     248,085 SH       Sole                            248,085
SIMON PPTY GROUP INC NEW COM             RE       828806109     107,253     678,429 SH       Sole                            678,429
STAG INDL INC COM                        RE       85254J102       4,278     238,059 SH       Sole                            238,059
CHARLES RIV LABS INTL INC SR N           CONV     159864AB3          10      10,000 PRN      Sole                             10,000
HOLOGIC INC                              CONV     436440AA9          10      10,000 PRN      Sole                             10,000
L-3 COMMUNICATIONS CORP                  CONV     502413AW7          15      15,000 PRN      Sole                             15,000
MEDICIS PHARMACEUTICAL CORP              CONV     584690AC5          44      40,000 PRN      Sole                             40,000